Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

As of December 31, 2017 and 2016, consolidated cash and cash equivalents consisted of:

		2017	2016
Cash and bank accounts	Ps	9,292	9,104
Fixed-income securities and other cash equivalents		4,449	2,512

	Ps	13,741	11,616